                               [HODGES FUND LOGO]



November 15, 1996

Dear Hodges Fund Shareholders:

The third calendar quarter was a volatile one for common stocks. The market dropped precipitously, but then reversed itself and recovered. The Hodges Fund NAV rose 0.45%, our least productive quarter this year. In spite of the lackluster performance, our NAV went up 21.05% for the full nine months, giving us one of the better year-to-date performances for any fund.

During the quarter we increased our existing positions in: Southwest Airlines, Cyrix Corp., Optical Data Systems, Sterling Electronics, Eljer Industries, CMI Corp., American Express, William Wrigley, National Surgery Centers and Charles Schwab.

We also established new positions in: Boeing Co., Agouron Pharmaceuticals, Price/Costco, Wackenhut Corrections, NCI Buildings and Ross Technology.

Thank you for entrusting your funds to our investment. If you have friends or relatives that should know about The Hodges Fund, please call us at 800-456-1979, and we will send them a prospectus and ask them to read it carefully.

Sincerely,


/s/ Don W. Hodges
------------------
DON W. HODGES

                               [HODGES FUND LOGO]


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1996 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 94.1%                                                             Market Value
------------------------------------------------------------------------------------------------------------------
                     AIRLINES, TRANSPORTATION: 3.3%
       1,000         Boeing Company..........................................................         $    94,500
      20,000         Southwest Airlines Company..............................................             457,500
                                                                                                      -----------
                                                                                                          552,000
                                                                                                      -----------

                     BUILDING AND CONSTRUCTION MATERIALS: 1.8%
       5,000         Vulcan Materials Company................................................             300,000
                                                                                                      -----------

                     COMPUTERS, SOFTWARE AND ELECTRONICS: 6.4%
      15,000         Cyrix Corporation*......................................................             245,625
      10,000         Optek Technology, Inc.*.................................................              97,500
      20,000         Ross Technology, Inc.*..................................................             127,500
      11,000         Texas Instruments, Inc..................................................             606,375
                                                                                                      -----------
                                                                                                        1,077,000
                                                                                                      -----------
                     CONSTRUCTION EQUIPMENT: 2.3%
     100,000         CMI Corp., Class A*.....................................................             387,500
                                                                                                      -----------

                     CONSTRUCTION & MATERIALS: 2.5%
      20,000         Eljer Industries, Inc...................................................             195,000
       7,000         NCI Building System.....................................................             227,500
                                                                                                      -----------
                                                                                                          422,500
                                                                                                      -----------

                     CONSUMER PRODUCTS: 1.7%
      25,000         Fossil, Inc.*...........................................................             287,500
                                                                                                      -----------

                     CORRECTIONS INDUSTRY: 4.7%
      13,400         Wackenhut Corporation...................................................             246,225
      20,000         Wackenhut Corporation, Class B..........................................             312,500
      10,000         Wackenhut Corrections Corporation*......................................             222,500
                                                                                                      -----------
                                                                                                          781,225
                                                                                                      -----------

                     ELECTRICAL PRODUCTS DISTRIBUTION: 2.8%
      40,000         Sterling Electronics Corporation*.......................................             475,000
                                                                                                      -----------

                     ENTERTAINMENT: 2.0%
      15,000         Gaylord Entertainment Company...........................................             339,375
                                                                                                      -----------

See accompanying "Notes to Financial Statements."

                               [HODGES FUND LOGO]

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1996 (UNAUDITED), CONTINUED
-------------------------------------------------------------------------------------------------------------------
       Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     FINANCIAL: 3.9%
      14,000         American Express Company................................................         $   647,500
                                                                                                      -----------

                     FOOD: 3.6%
       8,000         William Wrigley, Jr., Company...........................................             482,000
      10,000         Unimark Group, Inc......................................................             117,500
                                                                                                      -----------
                                                                                                          599,500
                                                                                                      -----------
                     GAS/UTILITIES: 1.4%
      10,000         Atmos Energy Corporation................................................             233,750
                                                                                                      -----------
                     INSURANCE: 9.1%
       7,000         Allstate Corporation....................................................             344,750
      72,000         Nobel Insurance, Ltd.*..................................................             823,500
       5,000         Transport Holdings, Inc., Class A*......................................             347,500
                                                                                                      -----------
                                                                                                        1,515,750
                                                                                                      -----------

                     LONG TERM HEALTH CARE: 1.9%
      10,000         Vencor, Inc.*...........................................................             322,500
                                                                                                      -----------
                     MEDICAL RELATED SERVICES: 11.8%
       6,000         Agouron Pharmaceuticals.................................................             261,750
     100,000         Diagnostic Health Services, Inc.*.......................................             837,500
      11,500         EmCare Holding, Inc.....................................................             310,500
       1,500         Guidant Corporation.....................................................              82,875
      17,000         National Surgery Centers, Inc...........................................             476,000
                                                                                                      -----------
                                                                                                        1,968,625
                                                                                                      -----------
                     MISCELLANEOUS SERVICES: 1.1%
      10,000         Children's Comprehensive Services, Inc.*................................             177,500
                                                                                                      -----------
                     NETWORKING: 5.1%
      50,000         Optical Data Systems, Inc.*.............................................             850,000
                                                                                                      -----------
                     OIL & GAS: 1.0%
      10,000         Quaker State Corporation................................................             172,500
                                                                                                      -----------

See accompanying "Notes to Financial Statements."

                               [HODGES FUND LOGO]

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1996 (UNAUDITED), CONTINUED
-------------------------------------------------------------------------------------------------------------------
       Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     PUBLISHING/BOOKS: 0.4%
       1,500         Houghton Mifflin Company................................................         $    70,688
                                                                                                      -----------
                     RESTAURANTS: 3.0%
      15,000         Brinker International, Inc.*............................................             255,000
      10,000         Luby's Cafeterias, Inc..................................................             240,000
                                                                                                      -----------
                                                                                                          495,000
                                                                                                      -----------
                     RETAIL: 14.7%
     207,400         Calloway's Nursery, Inc.*...............................................             194,438
     110,000         E-Z Serve Corporation*..................................................             206,250
      13,000         Home Depot, Inc. .......................................................             739,375
      35,000         Kmart Corporation.......................................................             358,750
      20,000         Office Depot, Inc.*.....................................................             472,500
      20,000         Price/Costco, Inc.......................................................             410,000
      25,000         Southland Corporation...................................................              75,781
                                                                                                      -----------
                                                                                                        2,457,094
                                                                                                      -----------
                     SERVICE INDUSTRIES: 1.1%
       2,000         Assisted Living.........................................................              38,000
      35,000         Avalon Community Services, Inc..........................................             144,375
                                                                                                      -----------
                                                                                                          182,375
                                                                                                      -----------
                     STOCK BROKERAGE: 5.9%
      20,000         Charles Schwab Corporation..............................................             462,500
      20,000         Quick & Reilly Group, Inc...............................................             525,000
                                                                                                      -----------
                                                                                                          987,500
                                                                                                      -----------
                     VENTURE CAPITAL: 2.6%

       5,500         Capital Southwest Corporation...........................................             372,625
      60,000         Southern Venture II LP*.................................................              68,311
                                                                                                      -----------
                                                                                                          440,936
                                                                                                      -----------
                     Total Common Stocks (cost $14,594,281) .................................          15,743,318
                                                                                                      -----------

See accompanying "Notes to Financial Statements."

                               [HODGES FUND LOGO]

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1996 (UNAUDITED), CONTINUED
------------------------------------------------------------------------------------------------------------------
     Shares         WARRANTS: 1.6%                                                                   MARKET VALUE
------------------------------------------------------------------------------------------------------------------
                     CORRECTIONS INDUSTRY: 0.6%
      11,500         Correctional Service Corporation, Warrants, Class A,
                     Expiring 7/31/1999......................................................         $    94,875
                                                                                                      -----------
                     MEDICAL RELATED: 0.8%
      55,500         Diagnostic Health Services, Warrants, Expiring 6/24/1998................             131,812
                                                                                                      -----------

                     RETAIL: 0.2%
       3,000         Zale Corporation, Warrants, Class A, Expiring 7/29/1998.................              35,625
                                                                                                      -----------
                     Total Warrants (cost $235,395)..........................................             262,312
                                                                                                      -----------
                     CONVERTIBLE PREFERRED STOCK: 3.0%
      33,600         Capstead Mortgage Corporation, $1.26, Series B (cost $423,634)..........             499,800
                                                                                                      -----------
Principal Amount     REPURCHASE AGREEMENT: 1.1%
    $189,000         Star Bank Repurchase Agreement, 5.30%, dated 9/30/1996, due
                     10/1/1996, collateralized by $205,000 GNMA, 7.0%, due
                     1/20/2024 (value of collateral is $205,705) (proceeds
                     $189,028) (cost $189,000)...............................................             189,000
                                                                                                      -----------
                     Total Investment in Securities (cost $15,442,310+): 99.8%...............          16,694,430
                     Other Assets less Liabilities: 0.2%.....................................              38,709
                                                                                                      -----------
                     Total Net Assets: 100.0%................................................         $16,733,139
                                                                                                      ===========

* Indicates non-income producing security.

+ Cost for federal income tax purposes is the same.

                     Net unrealized appreciation consists of:

                              Gross unrealized appreciation..................................         $ 2,271,121
                              Gross unrealized depreciation..................................          (1,019,001)
                                                                                                      -----------
                                       Net unrealized appreciation...........................         $ 1,252,120
                                                                                                      ===========

See accompanying "Notes to Financial Statements."

                               [HODGES FUND LOGO]



STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1996 (UNAUDITED)
---------------------------------------------------------------------

ASSETS

      Investments in securities, at value (identified cost $15,442,310) (Note 2-A) ..........          $16,694,430
      Cash...................................................................................                  778
      Receivables:

            Dividends and interest ..........................................................                7,026
            Fund shares sold ................................................................               62,917
      Prepaid expenses.......................................................................                9,823
                                                                                                       -----------
                  Total assets ..............................................................           16,774,974
                                                                                                       -----------
LIABILITIES
      Payables:
            Distribution costs...............................................................               19,435
            Advisor .........................................................................               11,322
            Fund shares redeemed.............................................................                2,208
      Accrued expenses ......................................................................                8,870
                                                                                                       -----------
                  Total liabilities..........................................................               41,835
                                                                                                       -----------

NET ASSETS  .................................................................................          $16,733,139
                                                                                                       ===========
      NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
            ($16,733,139/1,246,351 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $13.43
      COMPUTATION OF OFFERING PRICE PER SHARE                                                               ======
            (Net asset value $13.43/.975)....................................................               $13.77
                                                                                                            ======
SOURCE OF NET ASSETS
      Paid-in capital .......................................................................          $14,104,398
      Accumulated net investment loss........................................................              (65,168)
      Undistributed net realized gain on investments ........................................            1,441,789
      Net unrealized appreciation of investments.............................................            1,252,120
                                                                                                       -----------
            Net assets ......................................................................          $16,733,139
                                                                                                       ===========


See accompanying "Notes to Financial Statements."

                               [HODGES FUND LOGO]


STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
---------------------------------------------------------------------
(UNAUDITED)
INVESTMENT INCOME

      Income

            Dividends........................................................................          $    73,831
            Interest ........................................................................               20,342
                                                                                                       -----------
                  Total investment income ...................................................               94,173
                                                                                                       -----------
      Expenses
            Advisory fees (Note 3) ..........................................................               63,486
            Distribution costs (Notes 3 and 4) ..............................................               37,345
            Administration fee (Note 3) .....................................................               15,348
            Auditing fees ...................................................................                6,017
            Legal fees ......................................................................                1,851
            Custodian and accounting fees....................................................               13,845
            Trustees' fees ..................................................................                1,690
            Registration fees ...............................................................                  867
            Transfer agent fees..............................................................                8,073
            Reports to shareholders..........................................................                3,190
            Insurance .......................................................................                1,155
            Miscellaneous....................................................................                6,474
                                                                                                       -----------
                  Total expenses.............................................................              159,341
                                                                                                       -----------
                        NET INVESTMENT LOSS   ...............................................              (65,168)
                                                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain on security transactions ............................................            1,553,787
      Net realized loss on long options......................................................              (21,734)
      Net change in unrealized appreciation of investments ..................................             (485,377)
                                                                                                       -----------
                  Net realized and unrealized gain on investments ...........................            1,046,676
                                                                                                       -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................          $   981,508
                                                                                                       ===========


See accompanying "Notes to Financial Statements."

                               [HODGES FUND LOGO]


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                   Six Months            Year
                                                                                      Ended              Ended
                                                                                  September 30,        March 31,
                                                                                      1996*              1996
-----------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment loss........................................................        $   (65,168)       $   (67,390)
Net realized gain on security transactions ................................          1,553,787          1,783,600
Net realized loss on long options..........................................            (21,734)               -0-
Net change in unrealized appreciation of investments.......................           (485,377)         1,406,629
                                                                                   -----------        -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  ...............            981,508          3,122,839
                                                                                   -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain ....................................................           (352,020)        (1,719,697)
                                                                                   -----------        -----------
CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from net change in outstanding
      shares (a) ..........................................................          2,832,087          2,572,239
                                                                                   -----------        -----------
      TOTAL INCREASE IN NET ASSETS ........................................          3,461,575          3,975,381

NET ASSETS
Beginning of period........................................................         13,271,564          9,296,183
                                                                                   -----------        -----------
END OF PERIOD ............................................................         $16,733,139        $13,271,564
                                                                                   ===========        ===========



(a) A summary of capital shares transactions is as follows:

                                                               Six Months Ended                 Year Ended
                                                              September 30, 1996*             March 31, 1996
                                                             --------------------         ---------------------
                                                             Shares        Value          Shares          Value
                                                             --------------------         ---------------------

Shares sold ......................................           237,894    $3,131,930        137,704      $1,683,074
Shares issued in connection with reinvestment
      of dividends ...............................             3,700        51,423        153,128       1,695,559
Shares redeemed ..................................           (26,607)     (351,266)       (64,430)       (806,394)
                                                             -------    ----------        -------      ----------
Net increase .....................................           214,987    $2,832,087        226,402      $2,572,239
                                                             =======    ==========        =======      ==========


*Unaudited.

See accompanying "Notes to Financial Statements."

                               [HODGES FUND LOGO]

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                    Six Months      Year        Year         Year    Oct. 9, 1992*
                                                       Ended        Ended       Ended        Ended      through
                                                     September    March 31,   March 31,    March 31,   March 31,
                                                     30, 1996#      1996        1995         1994        1993
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............     $12.87      $11.55      $10.80       $11.78      $10.25
Income from investment operations:
      Net investment income (loss) ...............       (.05)       (.07)       (.08)        (.03)        .02
      Net realized and unrealized gain on
      investments ................................        .94        3.42        1.09          .07        1.51
                                                       ------      ------      ------       ------      ------
Total from investment operations..................        .89        3.35        1.01          .04        1.53
                                                       ------      ------      ------       ------      ------
Less distributions:
      From net investment income..................        -0-         -0-         -0-         (.01)        -0-
      From net capital gains .....................       (.33)      (2.03)       (.26)       (1.01)        -0-
                                                       ------      ------      ------       ------      ------
Total distributions...............................       (.33)      (2.03)       (.26)       (1.02)        -0-
                                                       ------      ------      ------       ------      ------
Net asset value, end of period ...................     $13.43      $12.87      $11.55       $10.80      $11.78
                                                       ======      ======      ======       ======      ======
Total return .....................................      13.79%+     32.33%       9.60%        0.22%      25.59%+

Ratios/supplemental data:
Net assets, end of period (millions)..............     $ 16.7      $ 13.3      $  9.3       $  8.5      $  6.9
Ratio of expenses to average net assets:
      Before expense reimbursement ...............       2.13%+      2.08%       2.31%        2.63%       2.17%+
      After expense reimbursement.................       2.13%+      2.08%       2.31%        2.07%       2.17%+
Ratio of net investment income (loss) to
  average net assets:
      Before expense reimbursement ...............      (0.87%)+    (0.61%)     (0.75%)      (0.84%)      0.41%+
      After expense reimbursement ................      (0.87%)+    (0.61%)     (0.75%)      (0.29%)      0.41%+

Portfolio turnover rate ..........................      46.78%     124.89%      73.65%      192.03%      26.23%

Average commission rate paid......................    $0.0306++      -           -            -           -


*Commencement of operations.

+Annualized.

++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

#Unaudited.

See accompanying "Notes to Financial Statements."

                               [HODGES FUND LOGO]


NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1996 (UNAUDITED)

NOTE 1 - ORGANIZATION

      Hodges Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-end management company. The Fund's primary investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities with attractive capital appreciation potential, but there are no assurances that this objective will be achieved. The value of the Fund's investment portfolio will fluctuate with market conditions and an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund began operations on October 9, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there has been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

           U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date, unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

                               [HODGES FUND LOGO]

      D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      For the six months ended September 30, 1996, Hodges Capital Management, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

           Under $15 million    -    $30,000
           $15 to $50 million   -    0.20% of average net assets
           $50 to $100 million - 0.15% of average net assets $100 to $150 million - 0.10% of average net assets over $150 million - 0.05% of average net assets

      First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor. For the six months ended September 30, 1996, the Distributor received as commissions $3,907 from the Fund in connection with its distribution of the Fund's shares.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.50% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      For the six months ended September 30, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $8,966,879 and $6,578,489, respectively.

                                     ADVISOR
                         Hodges Capital Management, Inc.
                                2905 Maple Avenue
                               Dallas, Texas 75201
                                 (800) 388-8512

                                       --
                                   DISTRIBUTOR
                          First Dallas Securities, Inc.
                                2905 Maple Avenue
                               Dallas, Texas 75201

                                       --
                                    CUSTODIAN
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                       --
                                 TRANSFER AGENT
                          American Data Services, Inc.
                              24 West Carver Street
                                    2nd Floor
                           Huntington, New York 11743

                                       --
                                    AUDITORS
                              Tait, Weller & Baker
                         2 Penn Center Plaza, Suite 700
                        Philadelphia, Pennsylvania 19102

                                       --
                                  LEGAL COUNSEL
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

                 This report is intended for the shareholders of
                 the Hodges Fund and should not be used as sales
                  literature unless accompanied or preceded by
                         the Fund's current prospectus.


                               [HODGES FUND LOGO]



                                    DESIGNED
                                 FOR INVESTORS
                                 WHO WANT GROWTH

                               SEMI-ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED
                               SEPTEMBER 30, 1996